UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric Meermann
Title:    Chief Compliance Officer
Phone:    914-723-5000

Signature, Place, and Date of Signing:

      /s/ Eric Meermann             Scarsdale, NY              7-21-2008
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           55

Form 13F Information Table Value Total:  $   122,733
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.28-00399        	State Street Corporation

Consolidated Positions as of 6-30-08
                                Title of                                        Investment            Other    Voting
Name of Issuer                   Class     CUSIP       Value       Shares       Discretion           Managers Authority
- ----------------------------------------------------------------------------------------------------------------------
A T & T Corp			Common	00206R102    719,854.23	   21,367	Shared-Other            1       None
A T & T Corp			Common	00206R102        808.56	       24	Full Discretion/Sole    N/A     Sole
Abbott Laboratories		Common  002824100    297,161.70	    5,610	Shared-Other            1       None
American Intl Group Inc		Common  002687410    248,724.00	    9,400	Shared-Other            1       None
Apple Inc			Common  003783310    477,204.00	    2,850	Shared-Other            1       None
BP Plc ADR			Common  055622104  1,125,433.89	   16,177	Shared-Other            1       None
Broadridge Financial		Common  11133T103      1,684.00	       80	Shared-Other            1       None
Broadridge Financial		Common  11133T103    350,819.30	   16,666	Full Discretion/Sole    N/A     Sole
Burlington Northern Santa Fe	Common  12189T104  1,151,432.03	   11,527	Shared-Other            1       None
CH Robinson Worldwide Inc	Common  12541W209    648,976.56	   11,834	Shared-Other            1       None
CH Robinson Worldwide Inc	Common  12541W209    704,748.84	   12,851	Full Discretion/Sole    N/A     Sole
ChevronTexaco			Common  166764100    504,076.05	    5,085	Shared-Other            1       None
Cisco Systems Inc		Common  17275R102    489,971.90	   21,065	Shared-Other            1       None
Cisco Systems Inc		Common  17275R102         46.52	        2	Full Discretion/Sole    N/A     Sole
Coca Cola Company		Common  191216100    277,989.04	    5,348	Shared-Other            1       None
Colgate-Palmolive Co		Common  194162103 26,090,570.70	  377,577	Full Discretion/Sole    N/A     Sole
Comcast Corp Voting		Common  20030N101    198,995.30	   10,490	Shared-Other            1       None
Comcast Corp Voting		Common  20030N101         37.94	        2	Full Discretion/Sole    N/A     Sole
Comerica Incorporated		Common  200340107    509,960.11	   19,897	Shared-Other            1       None
Conocophillips			Common  200340107    390,963.38	    4,142	Shared-Other            1       None
Deere & Co			Common  244199105     59,867.90	      830	Shared-Other            1       None
Deere & Co			Common  244199105    621,255.69	    8,613	Full Discretion/Sole    N/A     Sole
Devon Energy Cp New		Common  25179M103    165,820.80	    1,380	Shared-Other            1       None
Devon Energy Cp New		Common  25179M103    124,245.44	    1,034	Full Discretion/Sole    N/A     Sole
Exxon Mobil Corporation		Common  30231G102  1,543,332.56	   17,512	Shared-Other            1       None
Exxon Mobil Corporation		Common  30231G102    819,256.48	    9,296	Full Discretion/Sole    N/A     Sole
Family Dollar Stores		Common  307000109    377,284.74	   18,921	Shared-Other            1       None
Family Dollar Stores		Common  307000109     42,212.98	    2,117	Full Discretion/Sole    N/A     Sole
General Electric Company	Common  369604103    752,391.10    28,190	Shared-Other            1       None
General Electric Company	Common  369604103    157,204.10	    5,890	Full Discretion/Sole    N/A     Sole
Genzyme Corp Genl		Common  372917104    355,949.76	    4,952	Shared-Other            1       None
Goldman Sachs Group Inc		Common  38141G104    220,374.00	    1,260	Shared-Other            1       None
Google				Common  38259P508    336,908.80	      640	Shared-Other            1       None
Hewlett-Packard Company		Common  428236103    206,460.70     4,670	Shared-Other            1       None
Hewlett-Packard Company		Common  428236103     41,911.08	      948	Full Discretion/Sole    N/A     Sole
Intel Corp			Common  458140100    492,643.80	   22,935	Shared-Other            1       None
Intel Corp			Common  458140100    257,760.00	   12,000	Full Discretion/Sole    N/A     Sole
Intl Business Machines		Common  459200101    547,608.60	    4,620	Shared-Other            1       None
iShares MSCI Japan Idx Fd	Common  464286848  1,716,557.38	  137,654.96	Full Discretion/Sole    N/A     Sole
iShares S&P Europe 350 Index	Common  464287861  3,506,067.59	   36,063.23	Full Discretion/Sole    N/A     Sole
iShares S&P SmallCap 600 Index	Common  464287804 10,170,961.16	  169,037.08	Full Discretion/Sole    N/A     Sole
iShares S&P SmallCap 600 Value	Common  464287879  8,051,875.60	  126,430.46	Full Discretion/Sole    N/A     Sole
iShares Trust S&P 500 Index	Common  464287200  3,595,858.66	   28,092.65	Full Discretion/Sole    N/A     Sole
Johnson & Johnson		Common  478160104    640,183.00	    9,950	Shared-Other            1       None
JP Morgan Chase			Common  46625H100    219,995.72	    6,412	Shared-Other            1       None
Leggett & Platt Inc		Common  524660107    177,342.75	   10,575	Shared-Other            1       None
Lexmark Intl Inc Cl A		Common  529771107    279,307.65	    8,355	Shared-Other            1       None
Merck & Co Inc			Common  589331107    234,054.90	    6,210	Shared-Other            1       None
Microsoft Corp			Common  594918104    499,856.70	   18,170	Shared-Other            1       None
Microsoft Corp			Common  594918104    711,078.48	   25,848	Full Discretion/Sole    N/A     Sole
Monsanto			Common  61166W101    204,832.80	    1,620	Shared-Other            1       None
Occidental Pete Corp		Common  674599105    225,548.60	    2,510	Shared-Other            1       None
Oracle Corp			Common  68389X105    245,301.00	   11,681	Shared-Other            1       None
Pepsico Incorporated		Common  713448108    278,269.84	    4,376	Shared-Other            1       None
Philip Morris International In	Common  718172109    243,542.09	    4,931	Shared-Other            1       None
PNC Financial Services Group	Common  693475105    855,129.60	   14,976	Shared-Other            1       None
ProLogis Trust			Common  743410102    299,414.15	    5,509	Shared-Other            1       None
Schlumberger Ltd		Common  806857108    269,541.87	    2,509	Shared-Other            1       None
Simon Property Group Inc	Common  828806109    350,750.78	    3,902	Shared-Other            1       None
Smithfield Foods Inc		Common  832248108    420,501.76	   21,152	Shared-Other            1       None
Smithfield Foods Inc		Common  832248108     59,838.80	    3,010	Full Discretion/Sole    N/A     Sole
SPDR Trust Unit Sr 1		Common  78462F103 34,056,082.65	  266,104.73	Full Discretion/Sole    N/A     Sole
Steel Dynamics Inc		Common  858119100    433,208.16	   11,088	Shared-Other            1       None
Target Corporation		Common  87612E106     85,541.60	    1,840	Shared-Other            1       None
Target Corporation		Common  87612E106    650,860.00	   14,000	Full Discretion/Sole    N/A     Sole
Verizon Communications		Common  92343V104    183,372.00     5,180	Shared-Other            1       None
Verizon Communications		Common  92343V104     24,213.60	      684	Full Discretion/Sole    N/A     Sole
Vornado Realty Trust		Common  929042109    202,224.00	    2,298	Shared-Other            1       None
Wellpoint Hlth Ntwks New	Common  94973V107    254,981.00	    5,350	Shared-Other            1       None
WPP Group Plc ADR		Common  929309409    254,115.48	    5,314	Full Discretion/Sole    N/A     Sole
Yum Brands Inc			Common  988498101    295,843.79	    8,431	Shared-Other            1       None
Yum Brands Inc			Common  988498101     29,089.61	      829	Full Discretion/Sole    N/A     Sole